Consolidated Statements of Operations - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020	Mar. 31, 2019
Revenue:
Total revenue	$ 135,927		$ 96,275	$ 195,948	$ 181,911	$ 596,735	$ 346,688
Cost of sales	47,907		73,588	49,219	135,540	350,976	251,550
Gross profit	88,020		22,687	146,729	46,371	245,759	95,138
General and administrative corporate expenses
General & administrative expenses	675,129		349,297	839,917	859,810	1,463,417	210,890
Depreciation expense	33,883		6,741	66,855	10,053	62,740	12,951
Total general and administrative corporate expenses	709,012		356,038	906,772	869,863	1,526,157	223,841
Loss from operations	(620,992)		(333,351)	(760,043)	(823,492)	(1,280,398)	(128,703)
Other income (expense)
Gain on bargain purchase						52,583	0
Loss on debt forgiveness	(64,194)		0	(64,194)	(50,756)	(81,887)	0
Loss on modification of debt	0		0	(18,281)	0	(50,756)	0
Loss on disposition of subsidiary						(20,790)	0
Gain on changes in fair value of derivatives	(511,975)		0	(787,407)	0	119,902	0
Interest expense	(77,232)		(2,308)	(147,014)	(3,679)	(76,001)	(5,108)
Total other income (expense)	(648,361)		(80,064)	(1,004,816)	(81,435)	(56,949)	(5,108)
Net loss	$ (1,269,353)	$ (495,506)	$ (413,415)	$ (1,764,859)	$ (904,927)	$ (1,337,347)	$ (133,811)
Basic and diluted earnings per share on net loss	$ 0.00		$ 0.00	$ 0.00	$ 0.00	$ (0)	$ (0)
Weighted average shares outstanding	597,871,392		528,339,793	574,198,491	471,101,799	505,458,544	337,444,728
Live events [Member]
Revenue:
Total revenue	$ 30,318		$ 96,275	$ 30,377	$ 181,911	$ 487,229	$ 346,688
Gym [Member]
Revenue:
Total revenue	$ 105,609		$ 0	$ 165,571	$ 0	$ 109,506	$ 0